Income Taxes - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Income Tax Disclosure [Line Items]
Unused net operating losses	$ 69,000,000	$ 61,000,000
Deferred tax asset	$ 23,678,228	$ 20,876,592
Net operating losses begin to expire	Dec. 31, 2024